Intangibles and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Cost
Balance, beginning of year	$24,768	$23,350
Additions	169	968
Disposals	(1,553)	386
Effects of movement in exchange rates	389	64
Balance, end of year	23,773	24,768

Accumulated amortization
Balance, beginning of year	18,870	17,941
Additions	1,057	872
Disposals	(1,274)	-
Effects of movement in exchange rates	353	57
Balance, end of year	19,006	18,870

Intangibles, net book value	$4,767	$5,898